Fair value measurements - Schedule of carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2022	Mar. 31, 2021
Liabilities:
Deposits received at banks		¥ 71,156	¥ 49,874
Level 1 [Member]
Assets:
Cash and cash equivalents	[1]	3,316,000	3,510,000
Time deposits
Deposits with stock exchanges and other segregated cash	[1]
Loans receivable	[1],[2]
Securities purchased under agreements to resell	[1]
Securities borrowed	[1]
Total Assets	[1]	3,316,000	3,510,000
Liabilities:
Short-term borrowings	[1]
Deposits received at banks	[1]
Securities sold under agreements to repurchase	[1]
Securities loaned	[1]
Other secured borrowings	[1]
Long-term borrowings	[1]	23,000	5,000
Total Liabilities	[1]	23,000	5,000
Level 2 [Member]
Assets:
Cash and cash equivalents	[1]
Time deposits		321,000	281,000
Deposits with stock exchanges and other segregated cash	[1]	427,000	374,000
Loans receivable	[1],[2]	2,461,000	2,120,000
Securities purchased under agreements to resell	[1]	11,863,000	10,757,000
Securities borrowed	[1]	4,994,000	5,264,000
Total Assets	[1]	20,066,000	18,796,000
Liabilities:
Short-term borrowings	[1]	993,000	1,265,000
Deposits received at banks	[1]	1,752,000	1,342,000
Securities sold under agreements to repurchase	[1]	12,575,000	13,360,000
Securities loaned	[1]	1,568,000	1,381,000
Other secured borrowings	[1]	396,000	393,000
Long-term borrowings	[1]	8,688,000	7,370,000
Total Liabilities	[1]	25,972,000	25,111,000
Level 3 [Member]
Assets:
Cash and cash equivalents	[1]
Time deposits
Deposits with stock exchanges and other segregated cash	[1]
Loans receivable	[1],[2]	1,054,000	817,000
Securities purchased under agreements to resell	[1]	16,000	18,000
Securities borrowed	[1]
Total Assets	[1]	1,070,000	835,000
Liabilities:
Short-term borrowings	[1]	57,000	103,000
Deposits received at banks	[1]	9,000	1,000
Securities sold under agreements to repurchase	[1]	0	0
Securities loaned	[1]
Other secured borrowings	[1]
Long-term borrowings	[1]	525,000	603,000
Total Liabilities	[1]	591,000	707,000
Carrying value [Member]
Assets:
Cash and cash equivalents	[1]	3,316,000	3,510,000
Time deposits		321,000	281,000
Deposits with stock exchanges and other segregated cash	[1]	427,000	374,000
Loans receivable	[1],[2]	3,515,000	2,937,000
Securities purchased under agreements to resell	[1]	11,879,000	10,775,000
Securities borrowed	[1]	4,997,000	5,264,000
Total Assets	[1]	24,455,000	23,141,000
Liabilities:
Short-term borrowings	[1]	1,050,000	1,368,000
Deposits received at banks	[1]	1,761,000	1,342,000
Securities sold under agreements to repurchase	[1]	12,575,000	13,360,000
Securities loaned	[1]	1,567,000	1,381,000
Other secured borrowings	[1]	396,000	393,000
Long-term borrowings	[1]	9,258,000	7,975,000
Total Liabilities	[1]	26,607,000	25,819,000
Fair value [Member]
Assets:
Cash and cash equivalents	[1]	3,316,000	3,510,000
Time deposits		321,000	281,000
Deposits with stock exchanges and other segregated cash	[1]	427,000	374,000
Loans receivable	[1],[2]	3,515,000	2,937,000
Securities purchased under agreements to resell	[1]	11,879,000	10,775,000
Securities borrowed	[1]	4,994,000	5,264,000
Total Assets	[1]	24,452,000	23,141,000
Liabilities:
Short-term borrowings	[1]	1,050,000	1,368,000
Deposits received at banks	[1]	1,761,000	1,343,000
Securities sold under agreements to repurchase	[1]	12,575,000	13,360,000
Securities loaned	[1]	1,568,000	1,381,000
Other secured borrowings	[1]	396,000	393,000
Long-term borrowings	[1]	9,236,000	7,978,000
Total Liabilities	[1]	¥ 26,586,000	¥ 25,823,000

[1]	Includes financial instruments which are carried at fair value on a recurring basis.
[2]	Carrying values are shown after deducting relevant allowances for credit losses.